SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Mathes Company, Inc.
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Address:   230 Park Avenue
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           New York, NY  10169
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Form 13F File Number:  028-12290
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard M. Mathes
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Title:     President
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Phone:     (917) 368-4900
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Signature, Place, and Date of Signing:

       /s/ Richard M. Mathes               New York, NY           02/15/2012
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:         87
                                               -------------

Form 13F Information Table Value Total:        $87,648
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                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-12293                   Sorrell M. Mathes
-----------        --------------------        ----------------------------

                                             Form 13F Information Table

                Column 1                  Column 2    Column 3  Column 4     Column 5      Column 6  Column 7      Column 8
                --------                  --------    --------- -------- ---------------- ---------- -------- --------------------
                                                                                                                       Auth-
                                                                  Value  Shrs or SH/ PUT/ Investment  Other    Voting  ority
             Name of Issuer            Title of Class   Cusip   (x$1000) Prn Amt PRN CALL Discretion Managers   Sole   Shared None
    ---------------------------------- -------------- --------- -------- ------- --- ---- ---------- -------- -------- ------ ----
 1      Activision Blizzard In.              COM      00507V109      259  21,000 SH          SOLE             21,000
 2           Amazon Com Inc                  COM      023135106    3,740  21,604 SH          SOLE             21,604
 3             Apple Inc.                    COM      037833100    6,257  15,450 SH          SOLE             15,450
 4         Applied Matls Inc                 COM      038222105      216  20,200 SH          SOLE             20,200
 5          B & G Foods Inc                  COM      05508R106      436  18,100 SH          SOLE             18,100
 6           Baidu Com Inc.              Spons. ADR   056752108      685   5,881 SH          SOLE              5,881
 7         Baker Hughes Inc.                 COM      057224107    1,182  24,302 SH          SOLE             24,302
 8         BHP Billiton Ltd.             Spons. ADR   088606108      254   3,600 SH          SOLE              3,600
 9             Boeing Co                     COM      097023105    1,789  24,395 SH          SOLE             24,395
10               BP Plc                  Spons. ADR   055622104      380   8,886 SH          SOLE              8,886
11           Broadcom Corp.                 Cl. A     111320107      348  11,850 SH          SOLE             11,850
12           Carnival Corp               Paired CTF   143658300      686  21,025 SH          SOLE             21,025
13        Caterpillar Inc Del                COM      149123101    2,010  22,180 SH          SOLE             22,180
14      Cheesecake Factory Inc.              COM      163072101      547  18,650 SH          SOLE             18,650
15           Chevron Corp.                   COM      166764100    2,334  21,933 SH          SOLE             21,933
16       Chipotle Mexican Grill             Cl. A     169656105      616   1,825 SH          SOLE              1,825
17         Cisco Systems Inc                 COM      17275R102      181  10,013 SH          SOLE             10,013
18   Cliffs Natural Resources Inc.           COM      18683K100      825  13,225 SH          SOLE             13,225
19           Coca Cola Co.                   COM      191216099      532   7,610 SH          SOLE              7,610
20        Coca-Cola Femsa S A            Spons. ADR   191241107      314   3,300 SH          SOLE              3,300
21           ConocoPhillips                  COM      20825C104    1,561  21,420 SH          SOLE             21,420
22      Consolidated Edison Inc              COM      209115104      862  13,900 SH          SOLE             13,900
23            Corning Inc.                   COM      219350105      238  18,350 SH          SOLE             18,350
24              CSX Corp                     COM      126408103    1,842  87,449 SH          SOLE             87,449
25            Cummins Inc                    COM      231021106      407   4,625 SH          SOLE              4,625
26             Deere & Co                    COM      244199105    1,815  23,468 SH          SOLE             23,468
27       Du Pont E I De Nemours              COM      263534109    1,355  29,605 SH          SOLE             29,605
28              EBAY Inc                     COM      278642103    1,022  33,706 SH          SOLE             33,706
29        Electronic Arts Inc                COM      285512109      494  23,970 SH          SOLE             23,970
30      Enbridge Energy Partners             COM      29250R106      470  14,150 SH          SOLE             14,150
31         EOG Resources Inc                 COM      26875P101      315   3,200 SH          SOLE              3,200
32          Exxon Mobil Corp                 COM      30231G102    2,441  28,799 SH          SOLE             28,799
33            Fedex Corp.                    COM      31428X106    1,685  20,180 SH          SOLE             20,180
34          FirstEnergy Corp                 COM      337932107      581  13,115 SH          SOLE             13,115
35         General Mills Inc.                COM      370334104    1,986  49,140 SH          SOLE             49,140
36             Google Inc                   Cl. A     38259P508    2,070   3,205 SH          SOLE              3,205
37         Greenbrier Cos Inc                COM      393657101    1,666  68,620 SH          SOLE             68,620
38        Harley Davidson Inc                COM      412822108      897  23,078 SH          SOLE             23,078
39        Health Care Inc REIT               COM      42217K106      284   5,200 SH          SOLE              5,200
40           Herbalife Ltd.                  COM      G4412G101      207   4,000 SH          SOLE              4,000
41            Hershey Co.                    COM      427866108      432   6,999 SH          SOLE              6,999
42  International Business Machines          COM      459200101    1,875  10,197 SH          SOLE             10,197
43         Johnson & Johnson                 COM      478160104    1,912  29,149 SH          SOLE             29,149
44     Kinder Morgan Energy UT LP            COM      494550106    1,809  21,294 SH          SOLE             21,294
45    Markwest Energy Partners LP            COM      570759100    1,556  28,255 SH          SOLE             28,255
46        Microchip Technology               COM      595017104      251   6,850 SH          SOLE              6,850
47        Mosaic Company (THE)               COM      61945C103      348   6,900 SH          SOLE              6,900
48     National Oilwell Varco Inc            COM      637071101      340   5,000 SH          SOLE              5,000
49            Nucor Corp.                    COM      670346105      873  22,050 SH          SOLE             22,050
50      Oceaneering Int'l. Inc.              COM      675232102    1,126  24,400 SH          SOLE             24,400
51          OGE Energy Corp                  COM      670837103    1,618  28,530 SH          SOLE             28,530
52            Oracle Corp                    COM      68389X105    1,388  54,101 SH          SOLE             54,101
53      Pan American Silver Corp             COM      697900108      268  12,300 SH          SOLE             12,300
54          Panera Bread Co                 Cl. A     69840W108      318   2,250 SH          SOLE              2,250
55        Parker Hannifin Corp               COM      701094104    1,297  17,009 SH          SOLE             17,009
56            Pepsico Inc                    COM      713448108    1,881  28,356 SH          SOLE             28,356
57      Permian Basin Rlty Trst              COM      714236106      330  16,180 SH          SOLE             16,180
58            PG & E Corp.                   COM      69331C108    1,656  40,180 SH          SOLE             40,180
59     Precision Castparts Corp.             COM      740189105      626   3,800 SH          SOLE              3,800
60        Procter & Gamble Co.               COM      742718109    1,640  24,588 SH          SOLE             24,588
61           Qualcomm Inc.                   COM      747525103    1,713  31,320 SH          SOLE             31,320
62         Salesforce.com Inc                COM      79466L302    1,453  14,325 SH          SOLE             14,325
63          Schlumberger Ltd                 COM      806857108    1,567  22,935 SH          SOLE             22,935
64           Seadrill Ltd.                   COM      G7945E105    1,564  47,145 SH          SOLE             47,145
65  Sociedad Quimica Y Minera de Chile   Spons. ADR   833635105      342   6,350 SH          SOLE              6,350
66        Southern Copper Corp               COM      84265V105    1,385  45,895 SH          SOLE             45,895
67           Starbucks Corp                  COM      855244109      488  10,600 SH          SOLE             10,600
68    Starwood Hotels and Resorts            COM      85590A401      494  10,300 SH          SOLE             10,300
69         Suncor Energy Inc                 COM      867224107      249   8,620 SH          SOLE              8,620
70           SVB Finl Group                  COM      78486Q101      867  18,181 SH          SOLE             18,181
71          Tata Motors Ltd.             Spons. ADR   876568502      506  29,950 SH          SOLE             29,950
72           Teradata Corp                   COM      88076W103    1,168  24,084 SH          SOLE             24,084
73        Terra Nitrogen Co LP               COM      881005201      364   2,170 SH          SOLE              2,170
74        Tibco Software Inc.                COM      88632Q103      246  10,300 SH          SOLE             10,300
75             Timken Co.                    COM      887389104    1,348  34,830 SH          SOLE             34,830
76        Union Pacific Corp.                COM      907818108    1,920  18,125 SH          SOLE             18,125
77       Urban Outfitters Inc.               COM      917047102      390  14,150 SH          SOLE             14,150
78         Wabco Holdings Inc                COM      92927K102      378   8,700 SH          SOLE              8,700
79        Whole Foods Mkt Inc               Cl. A     966837106      299   4,300 SH          SOLE              4,300
80          Wynn Resorts Ltd                 COM      983134107      286   2,585 SH          SOLE              2,585
81             Yahoo Inc                     COM      984332106      295  18,315 SH          SOLE             18,315
82      JPMorgan Chase Inc Pfd I          Preferred   46625H621      708  25,650 SH          SOLE             25,650
83       Metlife Inc Pfd B 6.50           Preferred   59156R603      372  14,595 SH          SOLE             14,595
84      Wells Fargo & Co Prfd J           Preferred   949746879    1,169  41,105 SH          SOLE             41,105
85     Ishares Inc. MSCI Malaysia            COM      464286830      327  24,400 SH          SOLE             24,400
86    Ishares Inc. MSCI Singapore            COM      464286673      118  10,900 SH          SOLE             10,900
87      MKT VECT Indonesia Index             COM      57060U753      299  10,500 SH          SOLE             10,500

Totals:                                                           87,648

Note: Issues can be omitted if less than 10,000 shares AND value less than $200,000.00